ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	$ 88,683	$ 62,053
Liabilities incurred in the current period	4,066	3,923
Accretion expense	9,776	6,518
Revisions in estimated cash flows	(23,813)	17,693
Currency translation adjustment	(673)	(1,504)
Balance, end of the year	$ 78,039	$ 88,683